Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Assets [Abstract]
Jointly Controlled by Banco Santander		R$ 9,264,940	R$ 8,831,611	R$ 8,702,727
Banco RCI Brasil S.A.	[1]	9,057,261	8,603,844	8,474,418
Norchem Participações e Consultoria S.A.	[2]	78,674	78,833	73,288
Cibrasec - Companhia Brasileira de Securitização	[2],[3],[4]	86,378	91,083	92,495
Estruturadora Brasileira de Projetos S.A. - EBP	[2],[3],[5]	42,627	57,851	62,526
Gestora de Inteligência de Crédito	[6],[7]	167,798	0	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)		1,967,989	1,459,826	1,531,883
Webmotors S.A.	[8],[9],[10]	490,458	145,499	279,935
Tecnologia Bancária S.A. - TECBAN	[2]	1,472,774	1,310,945	1,251,948
PSA Corretora de Seguros e Serviços Ltda.	[11],[12],[13]	4,757	3,382	0
Jointly Controlled by Getnet S.A.		0	0	20,210
iZettle do Brasil Meios de Pagamento S.A.		0	0	20,210
Significant Influence of Banco Santander		122,176	127,598	119,687
Norchem Holding e Negócios S.A.	[2]	122,176	127,598	119,687
Total		11,355,105	10,419,035	10,374,507
Total liabilities
Jointly Controlled by Banco Santander		8,023,369	7,318,656	7,170,602
Banco RCI Brasil S.A.	[1]	7,985,647	7,276,320	7,125,614
Norchem Participações e Consultoria S.A.	[2]	27,574	26,228	25,958
Cibrasec - Companhia Brasileira de Securitização	[2],[3],[4]	9,884	14,659	16,775
Estruturadora Brasileira de Projetos S.A. - EBP	[2],[3],[5]	264	1,449	2,255
Gestora de Inteligência de Crédito	[6],[7]	20,235	0	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)		1,077,782	943,028	890,028
Webmotors S.A.	[8],[9],[10]	50,413	35,231	36,904
Tecnologia Bancária S.A. - TECBAN	[2]	1,025,593	905,731	853,124
PSA Corretora de Seguros e Serviços Ltda.	[11],[12],[13]	1,776	2,066	0
Jointly Controlled by Getnet S.A.		0	0	25,747
iZettle do Brasil Meios de Pagamento S.A.		0	0	25,747
Significant Influence of Banco Santander		26,267	31,136	30,017
Norchem Holding e Negócios S.A.	[2]	26,267	31,136	30,017
Total		9,127,418	8,292,820	8,116,394
Total profit
Jointly Controlled by Banco Santander		67,077	89,544	180,663
Banco RCI Brasil S.A.	[1]	74,452	79,223	174,629
Norchem Participações e Consultoria S.A.	[2]	2,665	5,274	3,953
Cibrasec - Companhia Brasileira de Securitização	[2],[3],[4]	4,000	7,011	1,932
Estruturadora Brasileira de Projetos S.A. - EBP	[2],[3],[5]	(14,040)	(1,964)	149
Gestora de Inteligência de Crédito	[6],[7]	(23,211)	0	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)		74,861	58,595	83,902
Webmotors S.A.	[8],[9],[10]	31,264	29,934	36,636
Tecnologia Bancária S.A. - TECBAN	[2]	41,932	27,568	47,266
PSA Corretora de Seguros e Serviços Ltda.	[11],[12],[13]	1,665	1,093	0
Jointly Controlled by Getnet S.A.		0	0	(2,420)
iZettle do Brasil Meios de Pagamento S.A.	[14]	0	0	(2,420)
Significant Influence of Banco Santander		5,597	6,792	6,902
Norchem Holding e Negócios S.A.	[2]	5,597	6,792	6,902
Total		R$ 147,535	R$ 154,931	R$ 269,047

[1]	The EGM of July 21, 2015, approved the Company's transformation into a multiple bank, with investment portfolios, leasing and credit, financing and investment and also the change of the name of the Companhia de Arrendamento Mercantil RCI Brasil to Banco RCI Brasil S.A. This process was approved by the BACEN on October 28, 2015.
[2]	Companies with a delay of one month for the equity calculation. To register the equity income it was used on 12/31/2017 the position of 11/30/2017.
[3]	Although the participations was less than 20%, the Bank exercises control over the entity together with other major stockholders' through a stockholders' agreement where no business decision can be taken by a single shareholder.
[4]	At the ESM held on April 29, 2016 was approved the reform in the distribution structure of the capital of Cibrasec through the creation of preferred shares issued by the Company with voting rights and the share conversion of the common shares of Company into preferred shares, this reform was ratified at the ESM held on May 30, 2016. Banco Santander became part of their ordinary shares held in the capital of Cibrasec, the corresponding amount to five thousand (5,000) common shares issued by Cibrasec 50 (fifty) preferred shares in the proportion of 100 (one hundred) common shares for each one (1) preferred share, and still held 4,000 (four thousand) common shares in the capital of Cibrasec. Each preferred share entitles the holder the right to one hundred (100) times the right to dividends of the common shares, so that the economic rights were maintained, however, the conversion resulted in reduction in the percentage shareholding in Cibrasec.
[5]	According to its Bylaws, EBP was formed in order to carry out projects to contribute for the brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were aproved in the EGM held on january 29, 2018.
[6]	At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Crédito in the amount of R$ 285.205, that way its share capital increased from R$ 65.823 to R$ 351.028, through the issuance of 29.013.700 new shares, being 14.506.850 as ordinary shares, 5.802.740 preferred shares Class A, 5.802.740 preferred shares Class B, and 2.901.370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Crédito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.
[7]	Company incorporated in April 2017 and is in the pre-operational phase. Pursuant to the shareholders' agreement, control is shared between shareholders who hold 20% of their capital stock each. At the Extraordinary General Meeting held on July 6, 2017, the capital increase of Gestora de Crédito was approved in the total amount of R$65,822, so that the capital stock increased from R$1 to R$65,823, through the issue of 6,582,200 (six million, five hundred and eighty-two thousand and two hundred) new shares, of which 3,291,100 (three million, two hundred and ninety-one thousand and one hundred), 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class A and 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class B and 658,220 (six hundred and fifty eight thousand, two hundred and twenty) class C preferred shares, with no par value, at the issue price of R$10.00, corresponding to the equity value of the shares. The shares issued in the capital increase were fully subscribed on the same date by the shareholders in the proportion of 20% of their capital stock each.
[8]	Although participation exceeds 50%, in accordance with the shareholders' agreement, the control is shared by Santander Corretora de Seguros (Current corporate name of Santander Participações S.A.), and Carsales.com. Investments PTY LTD (Carsales), shareholder based in Australia.
[9]	At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.
[10]	On December 30, 2016, at the EGM of Webmotors S.A., the merger and the Private Instrument of Protocol and Justification of Incorporation of Virtual Motors by Webmotors S.A. were approved, so that Webmotors S.A. received, for its accounting value, based on the balance sheet drawn up on November 30, 2016, all of the assets, rights and obligations of Virtual Motors, with the extinction of Virtual Motors that will be succeeded by Webmotors S.A. in all its rights and obligations.
[11]	In 2017 refers to the incorporation of Gestora de Inteligência de Crédito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.
[12]	In December 2017, according to the contractual change, the PSA Corretora de Seguros shareholders decided to increase its share capital in R$ 401, that way the share capital increased from R$ 500 to R$ 901, through the issuance of 400.532 new shares, which each new share has the value of R$ 1. The new shares issued were subscribed and paid at the same date, in local currency, according to the proportion of each shareholder equivalent to 50% to the company´s share capital, that is, 200.266 shares.
[13]	Pursuant to the shareholders' agreement, the control is shared by Santander Corretora de Seguros (current corporate name of Santander Participações SA) and PSA Services LTD.
[14]	In June 2016 the interest held in iZetlle do Brasil S.A was sold.